Senior Notes and Secured Indebtedness - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	7 Months Ended	9 Months Ended	10 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended				2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2013 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Eliminating Entries [Member]	Sep. 30, 2013 Successor [Member] Eliminating Entries [Member]	Dec. 31, 2012 Successor [Member] Eliminating Entries [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2010 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2010 Predecessor [Member] Eliminating Entries [Member]
Operating activities
Net cash (used in) provided by operating activities	$ 55,989	$ (164,919)	$ 49,993	$ (14,494)	$ (142,959)	$ (72,014)	$ 2,546	$ 12,221	$ 3,579	$ 67,937	$ (34,181)	$ 118,428				$ (17,321)	$ (38,651)	$ 24,119			$ (13,638)	$ 127,757	$ 27,863	$ 181	$ 87	$ (1,245)	$ (3,864)	$ (166,495)	$ (2,499)
Investing activities
Cash paid for acquisitions, net			(33,201)			(33,201)
Investment in and advances to unconsolidated joint ventures																		(194)					(194)
Distributions from unconsolidated joint venture																	1,435	4,183				1,435	4,183
Purchases of property and equipment	(53)	(3,359)	(312)	(24)	(3,299)	(271)	(13)	(57)	(20)	(16)	(3)	(21)				0	(128)	(64)			(419)	725	101	(3)	(131)	(165)	422	(722)
Investments in subsidiaries	0	0	0	(3,837)	4,804	(84,828)							3,837	(4,804)	84,828	0	0	0			183	29,412	(361)			12				(183)	(29,412)	349
Net cash (used in) provided by investing activities	(53)	(3,359)	(33,513)	(3,861)	1,505	(118,300)	(13)	(57)	(20)	(16)	(3)	(21)	3,837	(4,804)	84,828	0	1,307	3,925	0	0	(236)	31,572	3,729	(3)	(131)	(153)	422	(722)		(183)	(29,412)	349
Financing activities
Proceeds from borrowings on notes payable		51,444	13,248		16,790	7,809		1,762			32,892	5,439						7,087					7,087
Proceeds from issuance of 8 1/2% Senior Notes			325,000			325,000
Principal payments on notes payable	(62,557)	(45,459)	(73,676)	(4,157)	(26,360)	(3,994)				(58,400)	(19,099)	(69,682)				(616)	(11,532)	(52,797)			(116)	(82,531)	(52,797)				(500)	70,999
Principal payments on Senior Secured Term Loan			(235,000)			(235,000)
Proceeds from reorganization																30,971					30,971
Net cash paid for repurchase of Senior Notes																		(31,268)					(31,268)
Principal payments on Senior Subordinated Secured Notes			(75,916)			(75,916)
Proceeds from issuance of convertible preferred stock			14,000			14,000										50,000					50,000
Proceeds from issuance of common stock		179,438	16,000		179,438	16,000
Proceeds from debtor in possession financing																5,000					5,000
Principal payment of debtor in possession financing																(5,000)					(5,000)
Payment of deferred loan costs		(1,792)	(7,181)		(1,792)	(7,181)										(2,491)					(2,491)
Offering costs related to issuance of common stock		(15,655)			(15,655)
Payment of preferred stock dividends	(1,114)	(2,550)	(1,721)	(1,114)	(2,550)	(1,721)
Noncontrolling interest contributions	17,021	35,399	15,313							17,021	35,399	15,313				1,825	6,605	6,546									1,825	6,605	6,546
Noncontrolling interest distributions	(15,373)	(21,700)	(16,004)							(15,373)	(21,700)	(16,004)				(1,897)	(8,954)	(3,913)									(1,897)	(8,954)	(3,913)
Advances to affiliates	0	0	0				1	(776)	3	(3,306)	7,768	78,817	3,305	(6,992)	(78,820)	0	0	0							(3)	(19)	(4)	(29,341)	(744)	4	29,344	763
Intercompany receivables/payables	0	0	0	19,087	183	144,535	(2,530)	(12,902)	(3,549)	(9,415)	923	(134,978)	(7,142)	11,796	(6,008)	0	0	0			(2,665)	(131,964)	(362)	(173)	(37)	1,437	2,659	131,933	37	179	68	(1,112)
Net cash (used in) provided by financing activities	(62,023)	179,125	(25,937)	13,816	150,054	183,532	(2,529)	(11,916)	(3,546)	(69,473)	36,183	(121,095)	(3,837)	4,804	(84,828)	77,792	(13,881)	(74,345)	0	0	75,699	(214,495)	(77,340)	(173)	(40)	1,418	2,083	171,242	1,926	183	29,412	(349)
Net (decrease) increase in cash and cash equivalents	(6,087)	10,847	(9,457)	(4,539)	8,600	(6,782)	4	248	13	(1,552)	1,999	(2,688)	0	0	0	60,471	(51,225)	(46,301)	0	0	61,825	(55,166)	(45,748)	5	(84)	20	(1,359)	4,025	(573)	0	0	0
Cash and cash equivalents - beginning of period	80,532	71,075	80,532	76,158	69,376	76,158	52	65	52	4,322	1,634	4,322		0		20,061	71,286	117,587	0		14,333	69,499	115,247	47	131	111	5,681	1,656	2,229	0	0
Cash and cash equivalents - end of period	$ 74,445	$ 81,922	$ 71,075	$ 71,619	$ 77,976	$ 69,376	$ 56	$ 313	$ 65	$ 2,770	$ 3,633	$ 1,634	$ 0	$ 0	$ 0	$ 80,532	$ 20,061	$ 71,286	$ 0	$ 0	$ 76,158	$ 14,333	$ 69,499	$ 52	$ 47	$ 131	$ 4,322	$ 5,681	$ 1,656	$ 0	$ 0	$ 0